VOYA INVESTORS TRUST

Voya Balanced Income Portfolio

(the "Portfolio")

Supplement dated October 4, 2022

to the Portfolio's Adviser Class, Institutional Class, Service Class and Service 2 Class Shares'

Prospectus, dated May 1, 2022

(the "Prospectus")

Effective immediately, Leigh Todd, CFA is added as a portfolio manager for the Portfolio. In addition, effective December 31, 2022, Jeffrey Bianchi, CFA will no longer serve as a portfolio manager for the Portfolio.

Effective immediately, the Prospectus is revised as follows:

1.The sub-section of the Prospectus entitled "Portfolio Management – Portfolio Managers" in the Portfolio's Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Jeffrey Bianchi, CFA	Vincent Costa, CFA
Portfolio Manager (since 07/21)	Portfolio Manager (since 05/19)
Brain Timberlake, Ph.D., CFA	Leigh Todd, CFA
Portfolio Manager (since 05/19)	Portfolio Manager (since 10/22)
Paul Zemsky, CFA
Portfolio Manager (since 05/19)
Effective December 31, 2022
Portfolio Managers
Vincent Costa, CFA	Brain Timberlake, Ph.D., CFA
Portfolio Manager (since 05/19)	Portfolio Manager (since 05/19)
Leigh Todd, CFA	Paul Zemsky, CFA
Portfolio Manager (since 10/22)	Portfolio Manager (since 05/19)

2.The sub-section of the Prospectus entitled "Management of the Portfolios – The Sub-Advisers and Portfolio Managers – Voya Balanced Income Portfolio" is amended to add the following:

Leigh Todd, CFA, Portfolio Manager of Voya IM's large cap growth and mid cap growth strategies, joined Voya IM in 2021. Prior to joining Voya IM, Ms. Todd served as a portfolio manager and senior research analyst at Mellon. Previously, she was a portfolio manager at State Street Global Advisors.

Effective on or about April 30, 2023, the Prospectus is revised as follows:

All references to Jeffrey Bianchi, CFA as a portfolio manager for the Portfolio are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA INVESTORS TRUST

Voya Balanced Income Portfolio

(the "Portfolio")

Supplement dated October 4, 2022

to the Portfolio's Adviser Class, Institutional Class, Service Class and Service 2 Class Shares'

Statement of Additional Information, dated May 1, 2022

(the "SAI")

Effective immediately, Leigh Todd, CFA is added as a portfolio manager for the Portfolio. In addition, effective December 31, 2022, Jeffrey Bianchi, CFA will no longer serve as a portfolio manager for the Portfolio.

Effective immediately, the SAI is revised as follows:

1.The line item with respect to Leigh Todd, CFA in the table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Other Accounts Managed" is deleted in its entirety and replaced with the following:

	Registered Investment		Other Pooled		Other Accounts
	Companies		Investment Vehicles
	Number	Total Assets	Number	Total	Number	Total
	of		of	Assets	of	Assets
Portfolio Manager	Accounts		Accounts		Accounts
Leigh Todd, CFA4	4	$6,738,789,434	0	$0	0	$0

4 As of August 31, 2022.

3. The line item with respect to the Portfolio in the table in the sub-section of the SAI entitled "Sub- Adviser – Portfolio Management – Compensation" is deleted in its entirety and replaced with the following:

Portfolio	Portfolio Manager	Benchmark
Voya Balanced Income Portfolio	Jeffrey Bianchi, CFA, Vincent Costa,	60% Bloomberg U.S. Aggregate
	CFA, Brian Timberlake, Ph.D., CFA,	Bond Index; 30% Russell 1000®
	Leigh Todd, CFA, and Paul Zemsky, CFA	Index; 10% MSCI EAFE® Index

4. The table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management –

Ownership of Securities – Voya Balanced Income Portfolio" is amended to include the following:

Portfolio Manager	Dollar Range of Fund Shares Owned
Leigh Todd, CFA1	None

1 As of August 31, 2022.

Effective on or about April 30, 2023, the SAI is revised as follows:

All references to Jeffrey Bianchi, CFA as a portfolio manager for the Portfolio are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE